UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

BNY Mellon Investment Funds VI
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	5/31/2019

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Balanced Opportunity Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Balanced Opportunity Fund (formerly, Dreyfus Balanced Opportunity Fund), covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases, and this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied. Bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Vassilis Dagioglu and Torrey Zaches, Asset Allocation Portfolio Managers, Brian Ferguson, John C. Bailer, George E. DeFina, Mark A. Bogar, CFA, James A. Lydotes, CFA, Andrew Leger, and David Bowser, Portfolio Managers.

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon Balanced Opportunity Fund’s (formerly, Dreyfus Balanced Opportunity Fund) Class A shares, Class C shares, Class I shares, Class J shares, Class Y shares, and Class Z shares produced total returns of 0.30%,
-0.05%, 0.48%, 0.45%, 0.45%, and 0.43%, respectively.1 In comparison, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Index”), produced total returns of 0.74% and 6.72%, respectively, for the same period.2,3 Separately, a Customized Blended Index composed of 60% S&P 500® Index and 40% Bloomberg Index produced a total return of 3.42% for the same period.4

Stocks advanced moderately, and bonds gained steadily, over the reporting period, amid accommodative central bank policies and low interest rates. The fund underperformed the Customized Blended Index, in part due to stock decisions in the equity portfolio and an underweight to bonds.

The Fund’s Investment Approach

The fund seeks high total return through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. The fund varies the mix of stocks and bonds, but normally the fund allocates between 25% and 50% to fixed-income securities and between 50% and 75% to equities. The fund has appointed an asset allocation manager who will allocate fund assets among the fund’s equity portfolio managers and the fund’s fixed-income portfolio managers, based on an assessment of the relative return and risk of each asset class, taking into account several factors, including general economic conditions, anticipated future changes in interest rates, and the outlook for stocks generally.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its assets in foreign equity securities.

In the fixed-income portion of the fund’s portfolio, we may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (CMOs), asset-backed securities, convertible securities, municipal obligations, zero coupon bonds, and money market instruments.

Markets Pivot on Central Bank and Trade Activity

Markets experienced periodic volatility over the six months but gained ground over the reporting period as a whole. In December 2018, many equity markets felt pressure from slowing global growth, escalating trade issues between the U.S. and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January 2019, despite moderating growth rates.

January marked a turnaround in the markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it would provide additional stimulus to support the eurozone economy. China also announced plans to stoke its slowing economic growth rate. At its first meeting of the year, the Fed emphasized its focus on data as a primary driver for rate-hike decisions and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. The market rebound continued throughout the first several months of 2019. However, renewed trade disputes in May caused equity markets to pull back again.

Bonds produced steady returns in an environment of moderate economic growth and falling interest rates. After a difficult December, corporate debt performed well starting in January, while mortgages and Treasury Inflation-Protected Securities (TIPS) lagged the broader fixed-income market. Asset-backed securities also performed well during the period.

Bond Allocation and Stock Choices Weigh on Relative Results

The fund’s asset allocation strategy was a net detractor during the period. The fund had a relative underweight allocation to bonds, which posted strong performance during the period. The lack of bond exposure weighed on the allocation effect and negated the positive effects of the overweight to equity securities and cash. Within the equity portfolio, stock selection also detracted from relative returns. Stock choices within the materials, communication services, health care, and energy sectors created the largest headwind. Agricultural chemical company Mosaic was among the largest detractors from overall performance. Demand for the company’s products has been stunted by a delayed planting season. A lack of exposure to Facebook was also a headwind. Conversely, selections within the information technology, industrials, and consumer discretionary sectors were beneficial. Many of the top contributing stocks for the period were technology companies, such as Microsoft, Cisco Systems, and Palo Alto Networks. Payments processors FleetCor Technologies and Visa Inc. also contributed positively.

The fund’s bond portfolio slightly lagged the Bloomberg Index for the six months. The portfolio’s allocation to TIPS, which tend to underperform the broader market during periods of volatility, was the largest detractor from relative results. In addition, agency mortgage-backed securities also weighed on results, as the higher-coupon securities in the portfolio lagged during the falling rate environment. Conversely, an overweight to asset-backed securities, particularly auto receivables, performed well. Credit selection in investment-grade corporate debt also provided a tailwind, particularly within banks and energy. Long-dated utility bonds also helped results.

A Constructive Investment Posture

From an asset allocation perspective, we maintain a moderate overweight to equities. We expect the economy to continue to grow at a moderate level, and believe that companies will be able to meet their earnings expectations. Rates are low, which can provide stimulus to the economy. Inflation also continues to be low, which relieves the Fed from having to raise rates due to high inflation. We maintain a slight underweight to bonds, because we believe valuations are rich and yields on bonds have decreased, reducing the term premium for investors.

Within the fund’s stock portfolio, we maintain a positive outlook on equities despite recent trade difficulties and pockets of volatility. We continue to look for attractive valuations and believe the low-rate environment and moderate growth rates will continue to support a healthy equity market. Among bonds, we have maintained an emphasis on high-quality bonds and are maintaining positions close to the benchmark in the various spread sectors. We have been adding to agency mortgages and reducing our exposure to corporate debt.

June 17, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through April 1, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

4 The source for the Customized Blended Index is FactSet.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Balanced Opportunity Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$5.99	$9.72	$4.75	$4.75	$4.65	$5.40
Ending value (after expenses)	$1,003.00	$999.50	$1,004.80	$1,004.50	$1,004.50	$1,004.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$$6.04	$9.80	$4.78	$4.78	$4.68	$5.44
Ending value (after expenses)	$$1,018.95	$1,015.21	$1,020.19	$1,020.19	$1,020.29	$1,019.55

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I, .95% for Class J, .93% for Class Y and 1.08% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3%
Aerospace & Defense - .1%
Boeing, Sr. Unscd. Notes	3.20	3/1/2029	280,000		282,620
Agriculture - .0%
Reynolds American, Gtd. Notes	4.85	9/15/2023	75,000		79,652
Asset-Backed Certificates - .7%
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		512,256
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	205,000	[a]	204,638
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	100,000	[a]	101,155
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	3.39	1/17/2035	366,030	[a,b]	366,090
Tricon American Homes, Ser. 2017-SFR2, Cl. A	2.93	1/1/2036	244,385	[a]	245,925
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	400,000	[a]	399,424
Verizon Owner Trust, Ser. 2018-1A, Cl. A1A	2.82	9/20/2022	360,000	[a]	362,359
				2,191,847
Asset-Backed Ctfs./Auto Receivables - .9%
AmeriCredit Automobile Receivables Trust, Ser. 2015-3, Cl. C	2.73	3/8/2021	267,435		267,433
AmeriCredit Automobile Receivables Trust, Ser. 2017-4, Cl. A3	2.04	7/18/2022	500,000		498,517
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		170,510
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	110,219	[a]	109,854
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A3	2.12	2/16/2021	315,000	[a]	314,487
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A4	2.21	9/15/2021	295,000	[a]	294,452
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	250,000		253,619
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	330,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3% (continued)
Asset-Backed Ctfs./Auto Receivables - .9% (continued)
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	40,000	[a]	39,915
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[a]	50,290
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	380,000	[a]	390,008
				2,719,836
Asset-Backed Ctfs./Credit Cards - .2%
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%	3.19	11/19/2025	425,000	[a,b]	426,046
Banks - 2.2%
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		230,510
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	200,000		199,870
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	60,000		60,921
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		259,410
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		71,327
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		203,949
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		340,561
Citigroup, Sr. Unscd. Notes	4.50	1/14/2022	180,000		188,036
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		285,805
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		260,024
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		192,100
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	4.12	11/29/2023	395,000	[b]	404,167
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		202,955
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		265,827
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	335,000		363,068
JPMorgan Chase & Co., Sr. Unscd. Notes	4.50	1/24/2022	235,000		246,256
KeyBank, Sr. Unscd. Notes	2.50	11/22/2021	250,000		250,516

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3% (continued)
Banks - 2.2% (continued)
KFW, Govt. Gtd. Notes	2.38	12/29/2022	565,000		573,193
Lloyds Banking Group, Sub. Notes	4.65	3/24/2026	200,000		204,576
Morgan Stanley, Sr. Unscd. Bonds	3.70	10/23/2024	85,000		87,985
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		320,353
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		78,495
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	260,000		279,495
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR +1.18%	3.77	1/20/2022	110,000	[b]	111,158
PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/2022	210,000		214,474
Royal Bank of Scotland Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		252,928
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	175,000		176,329
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	410,000		430,827
				6,755,115
Beverage Products - .1%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		114,848
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	245,000		253,014
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	35,000	[a]	36,408
				404,270
Chemicals - .1%
Dow Chemical, Sr. Unscd. Notes	4.63	10/1/2044	320,000		320,743
Nutrien, Sr. Unscd. Notes	4.20	4/1/2029	70,000		72,997
				393,740
Commercial & Professional Services - .1%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	374,154
Commercial Mortgage Pass-Through Ctfs. - 1.7%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	3.51	12/15/2037	225,000	[a,b]	225,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.7% (continued)
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/1/2048	555,000		570,563
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/1/2050	465,000		491,713
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	3.14	6/15/2034	335,000	[a,b]	334,592
Freddie Mac Multifamily Structured Pass Through Certificates, Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2	3.77	12/1/2028	145,000	[c]	158,538
Freddie Mac Multifamily Structured Pass Through Certificates, Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2	3.69	1/1/2029	735,000	[c]	799,038
Freddie Mac Multifamily Structured Pass Through Certificates, Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/1/2029	560,000	[c]	602,928
Freddie Mac Multifamily Structured Pass Through Certificates, Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/1/2029	545,000	[c]	579,085
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	3.47	12/22/2069	260,000	[a,b]	260,651
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/1/2058	460,383		481,114
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/1/2058	224,386		231,204
Seasoned Loans Structured Transaction, Ser. 2019-1, Cl. A2	3.50	5/1/2029	165,000		169,032
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	3.15	1/21/2070	250,000	[a,b]	250,170
				5,154,494
Diversified Financials - .2%
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		184,933
Capital One Bank USA, Sub. Notes	3.38	2/15/2023	300,000		302,845

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 32.3% (continued)
Diversified Financials - .2% (continued)
Visa, Sr. Unscd. Notes	3.15	12/14/2025	155,000	160,075
				647,853
Energy - 1.0%
BP Capital Markets, Gtd. Bonds	2.32	2/13/2020	550,000	549,100
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000	63,450
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000	314,345
Energy Transfer Operating, Gtd. Notes	4.90	2/1/2024	340,000	361,404
Energy Transfer Operating, Gtd. Notes	5.95	10/1/2043	90,000	95,301
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000	141,913
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000	247,810
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000	111,562
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000	214,954
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000	80,388
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000	270,218
TransCanada PipeLines, Sr. Unscd. Notes	4.25	5/15/2028	275,000	289,072
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	65,000	64,389
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	175,000	175,695
				2,979,601
Environmental Control - .0%
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000	101,678
Food Products - .1%
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/2025	245,000	249,204
Foreign/Governmental - .6%
Asian Development Bank, Sr. Unscd. Notes	2.25	1/20/2021	315,000	315,934
Colombian Government, Sr. Unscd. Notes	4.50	3/15/2029	200,000	211,102
Corp Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000	177,485

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3% (continued)
Foreign/Governmental - .6% (continued)
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000		315,609
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000		305,477
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	320,000		320,488
Panamanian Government, Sr. Unscd. Bonds	4.00	9/22/2024	200,000		210,000
				1,856,095
Health Care - .7%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		200,981
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000		131,020
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000	[a]	138,551
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000	[a]	82,322
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	320,000		330,041
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		77,868
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		118,666
Medtronic, Gtd. Notes	4.63	3/15/2045	61,000		70,466
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		117,545
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		62,251
Mylan, Gtd. Notes	3.15	6/15/2021	195,000		194,084
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		40,946
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		46,302
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000		57,338
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	295,000		293,227
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		175,842
				2,137,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3% (continued)
Insurance - .8%
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	460,000		488,385
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	240,000	[a]	244,470
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	201,957
Metropolitan Life Global Funding I, Sr. Scd. Notes	2.40	1/8/2021	405,000	[a]	403,922
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	543,892
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	253,722
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		129,264
				2,265,612
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		190,622
Media - .5%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		195,887
Comcast, Gtd. Notes	6.50	11/15/2035	210,000		273,390
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	276,543
Walt Disney, Gtd. Notes	4.00	10/1/2023	55,000	[a]	57,715
Walt Disney, Gtd. Notes	6.65	11/15/2037	245,000	[a]	342,999
Warner Media, Gtd. Debs.	5.35	12/15/2043	225,000		243,088
				1,389,622
Municipal Bonds - .4%
Los Angeles Department, Water and Power System Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		159,554
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		13,410
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		290,619

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 32.3% (continued)
Municipal Bonds - .4% (continued)
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. YY	4.45	6/15/2020	425,000	431,685
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	173,629
				1,068,897
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000	233,550
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000	178,483
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000	218,953
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	300,000	[d] 310,895
Ventas Realty, Gtd. Notes	3.10	1/15/2023	210,000	212,439
Vereit Operating Partnership, Gtd. Notes	3.95	8/15/2027	100,000	100,708
				1,255,028
Retailing - .2%
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000	111,256
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000	258,278
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000	276,866
				646,400
Semiconductors & Semiconductor Equipment - .1%
Broadcom, Gtd. Notes	3.00	1/15/2022	245,000	243,745
Technology Hardware & Equipment - .1%
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	[a] 140,097
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	75,000	78,614
				218,711
Telecommunication Services - .6%
AT&T, Sr. Unscd. Notes	4.25	3/1/2027	700,000	730,458
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000	91,677
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000	93,732

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3% (continued)
Telecommunication Services - .6% (continued)
Corning, Sr. Unscd. Notes	4.38	11/15/2057	110,000		103,831
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	200,000	[a]	204,750
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000		155,001
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000		48,297
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000		146,472
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	305,000	[a]	322,539
				1,896,757
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		368,601
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000	[d]	209,993
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		198,022
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		147,852
				924,468
U.S. Government Agencies - .4%
Federal Home Loan Bank, Bonds	1.88	11/29/2021	445,000		444,159
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[c]	583,330
				1,027,489
U.S. Government Agencies Mortgage-Backed - 7.4%
Federal Home Loan Mortgage Corp.:
2.50%, 11/1/27			228,208	[c]	229,703
3.00%, 12/1/33-12/1/46			1,479,900	[c]	1,495,085
3.50%, 12/1/41-11/1/44			2,488,900	[c]	2,574,449
5.50%, 4/1/22-1/1/36			84,031	[c]	90,941
Federal National Mortgage Association:
3.00%, 5/1/30-7/1/43			2,448,702	[c]	2,480,501
3.50%, 5/1/38-8/1/56			5,350,992	[c]	5,494,365
4.00%, 7/1/42-5/1/48			3,262,369	[c]	3,401,679
4.50%, 2/1/39-5/1/47			2,440,881	[c]	2,592,750
5.00%, 8/1/20-7/1/39			369,578	[c]	399,112
5.50%, 9/1/34-5/1/39			66,400	[c]	74,244
8.00%, 3/1/30			104	[c]	105

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.3% (continued)
U.S. Government Agencies Mortgage-Backed - 7.4% (continued)
Government National Mortgage Association I:
5.50%, 4/1/33			17,985		19,891
Government National Mortgage Association II:
3.00%, 1/1/45-11/1/47			1,480,711		1,505,442
4.00%, 10/1/47-1/1/48			1,199,742		1,244,497
4.50%, 7/1/48			853,856		890,711
				22,493,475
U.S. Government Securities - 11.4%
U.S. Treasury Bonds	3.00	2/15/2049	605,000	[d]	658,812
U.S. Treasury Bonds	3.13	5/15/2048	4,140,000		4,603,809
U.S. Treasury Bonds	3.38	11/15/2048	480,000		560,194
U.S. Treasury Bonds	4.50	2/15/2036	2,505,000	[d]	3,270,052
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.05%	2.37	10/31/2020	2,370,000	[b]	2,368,965
U.S. Treasury Notes	2.25	12/31/2023	880,000		892,169
U.S. Treasury Notes	2.38	2/29/2024	670,000		683,832
U.S. Treasury Notes	2.38	3/15/2022	1,805,000		1,829,114
U.S. Treasury Notes	2.63	2/15/2029	690,000		719,460
U.S. Treasury Notes	2.63	12/15/2021	11,465,000		11,673,923
U.S. Treasury Notes	2.88	10/31/2023	445,000		462,757
U.S. Treasury Notes	2.88	11/30/2023	4,210,000		4,382,594
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	373,840	[e]	385,401
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	1,952,091	[e]	1,954,308
				34,445,390
Utilities - .9%
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	170,000		172,022
Brooklyn Union Gas, Sr. Unscd. Notes	3.87	3/4/2029	35,000	[a]	36,907
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		173,800
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000		273,745
Duke Energy Progress, 1st Mortgage Bonds	3.45	3/15/2029	245,000		252,325
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	390,000		424,016

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 32.3% (continued)
Utilities - .9% (continued)
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000	514,337
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000	118,174
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000	137,303
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000	273,434
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	170,000	167,639
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	25,000	34,558
Southern California Edison, 1st Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	245,563
				2,823,823
Total Bonds and Notes (cost $94,909,626)			97,643,694
Description			Shares	Value ($)
Common Stocks - 63.9%
Advertising - .8%
Omnicom Group			29,925	[d] 2,314,998
Aerospace & Defense - 1.7%
L3 Technologies			6,361	1,539,744
United Technologies			29,371	3,709,557
				5,249,301
Agriculture - .2%
Archer-Daniels-Midland			13,810	529,199
Airlines - .7%
Delta Air Lines			43,690	2,250,035
Automobiles & Components - .3%
General Motors			26,912	897,246
Banks - 6.4%
Bank of America			169,416	4,506,466
Citigroup			73,688	4,579,709
JPMorgan Chase & Co.			70,007	7,417,942
U.S. Bancorp			28,687	1,440,087
Wells Fargo & Co.			32,411	1,438,076
				19,382,280
Beverage Products - .8%
CVS Health			21,614	1,131,925
PepsiCo			9,392	1,202,176
				2,334,101
Chemicals - 4.1%
CF Industries Holdings			51,604	2,076,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.9% (continued)
Chemicals - 4.1% (continued)
Dow	33,102		1,547,850
DowDuPont	15,894		485,085
Martin Marietta Materials	9,175	[d]	1,931,337
Mosaic	93,736		2,012,512
Vulcan Materials	36,090		4,508,002
		12,561,331
Commercial & Professional Services - .9%
Cintas	4,866	[f]	1,079,425
FleetCor Technologies	5,891	[f]	1,521,115
		2,600,540
Consumer Discretionary - 1.1%
Chipotle Mexican Grill	1,821	[f]	1,201,805
Lennar, Cl. A	43,949		2,182,507
		3,384,312
Consumer Durables & Apparel - .6%
PVH	20,960		1,785,582
Consumer Staples - .4%
Colgate-Palmolive	19,530		1,359,679
Diversified Financials - 3.1%
American Express	4,198		481,553
Ameriprise Financial	8,635		1,193,616
Capital One Financial	5,467		469,451
Goldman Sachs Group	5,627		1,026,871
LPL Financial Holdings	5,940		476,507
Morgan Stanley	52,458		2,134,516
Raymond James Financial	8,521		703,664
Voya Financial	54,393	[d]	2,770,235
		9,256,413
Electronic Components - 1.6%
Honeywell International	24,622		4,045,641
Quanta Services	19,172		666,419
		4,712,060
Energy - 4.4%
Apergy	23,381	[f]	725,045
Concho Resources	4,931		483,287
ConocoPhillips	16,532		974,727
Hess	72,586		4,054,654
Marathon Petroleum	73,382		3,374,838
Occidental Petroleum	9,168		456,291
Phillips 66	23,476		1,896,861
Pioneer Natural Resources	3,348		475,282
Valero Energy	12,203		859,091
		13,300,076

Description	Shares		Value ($)
Common Stocks - 63.9% (continued)
Food & Staples Retailing - .5%
Costco Wholesale	6,627		1,587,697
Food Products - 1.3%
Conagra Brands	126,847		3,395,694
Mondelez International, Cl. A	9,453		480,685
		3,876,379
Food Service - .4%
McDonald's	5,475		1,085,528
Health Care - 7.2%
Anthem	6,659		1,851,069
BioMarin Pharmaceutical	4,024	[d,f]	330,934
Boston Scientific	19,122	[f]	734,476
Bristol-Myers Squibb	10,706		485,731
Cigna	3,293		487,430
Edwards Lifesciences	8,131	[f]	1,387,962
Humana	1,925		471,356
Illumina	3,372	[f]	1,034,901
Medtronic	50,259		4,652,978
Merck & Co.	63,672		5,043,459
Pfizer	85,724		3,559,260
SAGE Therapeutics	2,561	[d,f]	440,159
Sarepta Therapeutics	3,325	[d,f]	378,551
Vertex Pharmaceuticals	4,967	[f]	825,416
		21,683,682
Industrials - .2%
General Electric	69,411		655,240
Information Technology - 5.5%
First Data, Cl. A	15,234	[f]	387,248
Fiserv	4,505	[d,f]	386,799
HubSpot	4,826	[f]	836,249
International Business Machines	28,533		3,623,406
Microsoft	42,820		5,295,978
Oracle	15,888		803,933
salesforce.com	9,348	[f]	1,415,381
Splunk	5,943	[f]	677,443
Teradata	19,842	[f]	681,374
Visa, Cl. A	16,513		2,664,042
		16,771,853
Insurance - 4.9%
American International Group	72,306		3,692,667
Assurant	26,701		2,669,032
Berkshire Hathaway, Cl. B	35,186	[f]	6,946,420
Hartford Financial Services Group	28,286		1,489,541
		14,797,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.9% (continued)
Internet Software & Services - 3.1%
Alphabet, Cl. A	886	[f]	980,359
Alphabet, Cl. C	4,216	[f]	4,652,904
Amazon.com	2,086	[f]	3,702,796
		9,336,059
Media - .8%
Comcast, Cl. A	59,726		2,448,766
Metals & Mining - .7%
Freeport-McMoRan	110,955		1,077,373
Newmont Goldcorp	30,179		998,623
		2,075,996
Real Estate - .7%
Lamar Advertising, Cl. A	12,919	[g]	1,010,395
Outfront Media	43,806	[g]	1,079,818
		2,090,213
Retailing - .8%
O'Reilly Automotive	2,901	[f]	1,077,344
Target	15,798		1,270,949
		2,348,293
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom	7,501		1,887,552
Microchip Technology	6,674	[d]	534,120
Texas Instruments	7,002		730,379
Xilinx	5,995		613,348
		3,765,399
Technology Hardware & Equipment - 5.2%
Cisco Systems	117,085		6,091,933
Corning	107,317		3,095,022
Harris	6,769	[d]	1,267,089
Palo Alto Networks	7,855	[f]	1,572,100
Qualcomm	56,128		3,750,473
		15,776,617
Telecommunication Services - 2.4%
AT&T	212,471		6,497,363
Verizon Communications	13,112		712,637
		7,210,000
Transportation - .8%
Union Pacific	14,911		2,486,857
Utilities - 1.1%
PPL	115,077	[d]	3,424,692
Total Common Stocks (cost $170,384,793)	193,338,084

Description		Shares	Value ($)
Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares Russell 1000 Value ETF (cost $344,161)		2,877	344,003
	1-Day Yield (%)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,688,260)	2.40	10,688,260	[h] 10,688,260

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $166,480)	2.40	166,480	[h] 166,480
Total Investments (cost $276,493,320)		99.8%	302,180,521
Cash and Receivables (Net)		0.2%	523,293
Net Assets		100.0%	302,703,814

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $8,367,621 or 2.76% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $14,614,823 and the value of the collateral held by the fund was $15,039,891, consisting of cash collateral of $166,480 and U.S. Government & Agency securities valued at $14,873,411.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.5
Consumer, Non-Cyclical	12.0
Communications	11.7
U.S. Government Securities	11.4
Mortgage Securities	9.5
Technology	7.3
Industrial	7.1
Energy	5.4
Consumer, Cyclical	4.6
Investment Companies	3.6
Basic Materials	2.8
Utilities	2.1
Asset Backed Securities	1.8
Government	.6
Municipal Bonds	.4
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/18 ($)	Purchases ($)	Sales ($)	Value 5/31/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	24,739,980	25,054,435	39,106,155	10,688,260	3.5	129,631
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	1,036,358	1,311,791	2,348,149	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	9,263,320	9,096,840	166,480.0		-
Total	25,776,338	35,629,546	50,551,144	10,854,740	3.5	129,631

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $14,614,823)—Note 1(c):
Unaffiliated issuers	265,638,580	291,325,781
Affiliated issuers	10,854,740	10,854,740
Cash		169,481
Cash denominated in foreign currency	2,513	2,452
Receivable for investment securities sold		2,545,177
Dividends, interest and securities lending income receivable		977,097
Receivable for shares of Beneficial Interest subscribed		158,753
Prepaid expenses		59,572
		306,093,053
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		300,052
Payable for investment securities purchased		2,593,496
Payable for shares of Beneficial Interest redeemed		265,617
Liability for securities on loan—Note 1(c)		166,480
Trustees fees and expenses payable		3,575
Accrued expenses		60,019
		3,389,239
Net Assets ($)		302,703,814
Composition of Net Assets ($):
Paid-in capital		278,390,108
Total distributable earnings (loss)		24,313,706
Net Assets ($)		302,703,814

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	231,314,394	12,007,040	9,565,541	15,140,799	3,617,431	31,058,609
Shares Outstanding	10,900,433	565,822	451,896	711,725	170,148	1,470,007
Net Asset Value Per Share ($)	21.22	21.22	21.17	21.27	21.26	21.13

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	2,392,672
Affiliated issuers	129,631
Interest	1,578,207
Income from securities lending—Note 1(c)	6,237
Total Income	4,106,747
Expenses:
Management fee—Note 3(a)	1,231,266
Shareholder servicing costs—Note 3(c)	445,792
Professional fees	49,432
Registration fees	49,250
Distribution fees—Note 3(b)	45,269
Prospectus and shareholders’ reports	18,237
Trustees’ fees and expenses—Note 3(d)	15,099
Custodian fees—Note 3(c)	13,476
Loan commitment fees—Note 2	2,695
Miscellaneous	14,025
Total Expenses	1,884,541
Less—reduction in expenses due to undertaking—Note 3(a)	(47,825)
Net Expenses	1,836,716
Investment Income—Net	2,270,031
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,362,037)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(320,539)
Net Realized and Unrealized Gain (Loss) on Investments	(1,682,576)
Net Increase in Net Assets Resulting from Operations	587,455

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	2,270,031	3,254,078
Net realized gain (loss) on investments	(1,362,037)	22,730,156
Net unrealized appreciation (depreciation) on investments	(320,539)	(15,737,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	587,455	10,247,228
Distributions ($):
Distributions to shareholders:
Class A	(19,950,316)	(11,614,705)
Class C	(946,380)	(503,581)
Class I	(1,737,502)	(721,852)
Class J	(1,408,547)	(905,473)
Class Y	(11,223)	(570)
Class Z	(2,804,517)	(1,739,172)
Total Distributions	(26,858,485)	(15,485,353)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	6,839,321	32,757,703
Class C	2,004,026	3,160,504
Class I	2,287,233	16,090,044
Class J	143,367	314,875
Class Y	3,633,698	-
Class Z	430,164	694,665
Distributions reinvested:
Class A	19,016,184	11,029,625
Class C	811,640	420,894
Class I	1,662,840	583,590
Class J	1,349,994	866,126
Class Y	10,253	-
Class Z	2,660,913	1,652,497
Cost of shares redeemed:
Class A	(15,592,226)	(31,130,074)
Class C	(1,680,578)	(14,845,011)
Class I	(13,821,052)	(9,478,136)
Class J	(1,428,215)	(2,686,979)
Class Z	(2,431,805)	(4,079,577)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,895,757	5,350,746
Total Increase (Decrease) in Net Assets	(20,375,273)	112,621
Net Assets ($):
Beginning of Period	323,079,087	322,966,466
End of Period	302,703,814	323,079,087

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Capital Share Transactions (Shares):
Class Aa
Shares sold	320,023	1,394,363
Shares issued for distributions reinvested	950,388	483,543
Shares redeemed	(725,240)	(1,336,283)
Net Increase (Decrease) in Shares Outstanding	545,171	541,623
Class Ca
Shares sold	94,437	135,211
Shares issued for distributions reinvested	40,430	18,371
Shares redeemed	(78,741)	(629,414)
Net Increase (Decrease) in Shares Outstanding	56,126	(475,832)
Class I
Shares sold	107,077	686,253
Shares issued for distributions reinvested	83,510	25,551
Shares redeemed	(652,752)	(408,972)
Net Increase (Decrease) in Shares Outstanding	(462,165)	302,832
Class J
Shares sold	6,628	13,389
Shares issued for distributions reinvested	67,373	37,921
Shares redeemed	(66,667)	(115,462)
Net Increase (Decrease) in Shares Outstanding	7,334	(64,152)
Class Y
Shares sold	169,194	-
Shares issued for distributions reinvested	475	-
Net Increase (Decrease) in Shares Outstanding	169,669	-
Class Z
Shares sold	19,872	29,924
Shares issued for distributions reinvested	133,597	72,765
Shares redeemed	(114,034)	(176,760)
Net Increase (Decrease) in Shares Outstanding	39,435	(74,071)

[a] During the period ended May 31, 2019, 2,060 Class C shares representing $44,048 were automatically converted for 2,064 Class A shares and during the period ended November 30, 2018, 63,866 Class C shares representing $1,512,815 were automatically converted for 63,650 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2019		Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	23.22	23.61	21.42	21.35	22.86	21.43
Investment Operations:
Investment income—net[a]	.16	.24	.20	.22	.18	.19
Net realized and unrealized gain (loss) on investments	(.21)	.50	2.22	1.02	.21	1.71
Total from Investment Operations	(.05)	.74	2.42	1.24	.39	1.90
Distributions:
Dividends from investment income—net	(.26)	(.20)	(.23)	(.19)	(.18)	(.19)
Dividends from net realized gain on investments	(1.69)	(.93)	−	(.98)	(1.72)	(.28)
Total Distributions	(1.95)	(1.13)	(.23)	(1.17)	(1.90)	(.47)
Net asset value, end of period	21.22	23.22	23.61	21.42	21.35	22.86
Total Return (%)[b]	.30[c]	3.24	11.42	6.25	1.84	8.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.24	1.26	1.30	1.27	1.27
Ratio of net expenses to average net assets	1.20[d]	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	1.49[d]	1.01	.90	1.09	.86	.86
Portfolio Turnover Rate	56.76[c]	98.95	97.15	105.77	114.35	110.18
Net Assets, end of period ($ x 1,000)	231,314	240,418	231,677	182,935	185,781	183,228

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2019		Year Ended November 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	23.16	23.52	21.34	21.26	22.77	21.34
Investment Operations:
Investment income—net[a]	.08	.05	.03	.07	.02	.02
Net realized and unrealized gain (loss) on investments	(.20)	.52	2.22	1.02	.21	1.70
Total from Investment Operations	(.12)	.57	2.25	1.09	.23	1.72
Distributions:
Dividends from investment income—net	(.13)	−	(.07)	(.03)	(.02)	(.01)
Dividends from net realized gain on investments	(1.69)	(.93)	−	(.98)	(1.72)	(.28)
Total Distributions	(1.82)	(.93)	(.07)	(1.01)	(1.74)	(.29)
Net asset value, end of period	21.22	23.16	23.52	21.34	21.26	22.77
Total Return (%)[b]	(.05)[c]	2.43	10.62	5.46	1.05	8.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99[d]	1.99	2.02	2.05	2.02	2.01
Ratio of net expenses to average net assets	1.95[d]	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets	.74[d]	.22	.14	.34	.11	.11
Portfolio Turnover Rate	56.76[c]	98.95	97.15	105.77	114.35	110.18
Net Assets, end of period ($ x 1,000)	12,007	11,805	23,183	28,203	32,403	33,966

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2019		Year Ended November 30,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	23.30	23.68	21.49	21.41	22.93	21.49
Investment Operations:
Investment income—net[a]	.18	.27	.26	.28	.24	.24
Net realized and unrealized gain (loss) on investments	(.20)	.54	2.21	1.02	.20	1.72
Total from Investment Operations	(.02)	.81	2.47	1.30	.44	1.96
Distributions:
Dividends from investment income—net	(.42)	(.26)	(.28)	(.24)	(.24)	(.24)
Dividends from net realized gain on investments	(1.69)	(.93)	−	(.98)	(1.72)	(.28)
Total Distributions	(2.11)	(1.19)	(.28)	(1.22)	(1.96)	(.52)
Net asset value, end of period	21.17	23.30	23.68	21.49	21.41	22.93
Total Return (%)	.48[b]	3.51	11.64	6.57	2.07	9.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	1.00	1.06	1.06	1.02	1.01
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	1.76[c]	1.22	1.14	1.39	1.11	1.09
Portfolio Turnover Rate	56.76[b]	98.95	97.15	105.77	114.35	110.18
Net Assets, end of period ($ x 1,000)	9,566	21,301	14,476	8,433	4,860	4,099

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2019		Year Ended November 30,
Class J Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	23.30	23.68	21.49	21.41	22.93	21.49
Investment Operations:
Investment income—net[a]	.19	.29	.26	.27	.24	.24
Net realized and unrealized gain (loss) on investments	(.22)	.51	2.21	1.03	.20	1.71
Total from Investment Operations	(.03)	.80	2.47	1.30	.44	1.95
Distributions:
Dividends from investment income—net	(.31)	(.25)	(.28)	(.24)	(.24)	(.23)
Dividends from net realized gain on investments	(1.69)	(.93)	−	(.98)	(1.72)	(.28)
Total Distributions	(2.00)	(1.18)	(.28)	(1.22)	(1.96)	(.51)
Net asset value, end of period	21.27	23.30	23.68	21.49	21.41	22.93
Total Return (%)	.45[b]	3.46	11.69	6.56	2.07	9.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[c]	.99	1.00	1.04	1.00	.99
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	1.74[c]	1.25	1.15	1.34	1.11	1.11
Portfolio Turnover Rate	56.76[b]	98.95	97.15	105.77	114.35	110.18
Net Assets, end of period ($ x 1,000)	15,141	16,415	18,203	17,725	17,879	20,184

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2019		Year Ended November 30,
Class Y Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	23.31	23.69	21.47	20.89
Investment Operations:
Investment income—net[b]	.19	. 29.26		.04
Net realized and unrealized gain (loss) on investments	(.22)	.52	2.24	.54
Total from Investment Operations	(.03)	.81	2.50	.58
Distributions:
Dividends from investment income—net	(.33)	(.26)	(.28)	−
Dividends from net realized gain on investments	(1.69)	(.93)	−	−
Total Distributions	(2.02)	(1.19)	(.28)	−
Net asset value, end of period	21.26	23.31	23.69	21.47
Total Return (%)	.45[c]	3.52	11.74	2.83[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[d]	1.09	.93	1.08[d]
Ratio of net expenses to average net assets	.93[d]	.95	.93	.95[d]
Ratio of net investment income to average net assets	1.68[d]	1.26	1.17	1.00[d]
Portfolio Turnover Rate	56.76[c]	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	3,617	11	11	10

a From September 30, 2016 (commencement of initial offering) to November 30, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2019		Year Ended November 30,
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	23.16	23.54	21.36	21.29	22.81	21.37
Investment Operations:
Investment income—net[a]	.17	.28	.24	.26	.22	.23
Net realized and unrealized gain (loss) on investments	(.21)	.50	2.21	1.01	.21	1.70
Total from Investment Operations	(.04)	.78	2.45	1.27	.43	1.93
Distributions:
Dividends from investment income—net	(.30)	(.23)	(.27)	(.22)	(.23)	(.21)
Dividends from net realized gain on investments	(1.69)	(.93)	−	(.98)	(1.72)	(.28)
Total Distributions	(1.99)	(1.16)	(.27)	(1.20)	(1.95)	(.49)
Net asset value, end of period	21.13	23.16	23.54	21.36	21.29	22.81
Total Return (%)	.43[b]	3.44	11.59	6.51	1.96	9.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[c]	1.07	1.10	1.13	1.12	1.10
Ratio of net expenses to average net assets	1.08[c]	1.01	1.02	1.02	1.03	1.01
Ratio of net investment income to average net assets	1.61[c]	1.19	1.08	1.27	1.03	1.05
Portfolio Turnover Rate	56.76[b]	98.95	97.15	105.77	114.35	110.18
Net Assets, end of period ($ x 1,000)	31,059	33,129	35,416	34,868	37,073	39,991

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Balanced Opportunity Fund to BNY Mellon Balanced Opportunity Fund and the Company changed its name from Dreyfus Manager Funds II to BNY Mellon Investment Funds VI. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I, Class J and Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class I and Class Y shares are sold generally to institutional investors and Class J and Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 91,749 Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	−	5,337,729	−	5,337,729
Commercial Mortgage-Backed	−	5,154,494	−	5,154,494
Corporate Bonds†	−	26,260,125	−	26,260,125
Equity Securities― Common Stocks†	193,338,084	−	−	193,338,084
Exchange-Traded Funds	344,003	−	−	344,003
Foreign Government	−	1,856,095	−	1,856,095
Investment Companies	10,854,740	−	−	10,854,740
Municipal Bonds†	−	1,068,897	−	1,068,897
U.S. Government Agencies/Mortgage-Backed	−	23,520,964	−	23,520,964
U.S. Treasury	−	34,445,390	−	34,445,390

† See Statement of Investments for additional detailed categorizations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2019, The Bank of New York Mellon earned $1,344 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: ordinary income $4,984,112 and long-term capital gains $10,501,241. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2018 through April 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. On or after April 1, 2020, The Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $47,825 during the period ended May 31, 2019.

During the period ended May 31, 2019, the Distributor retained $5,590 from commissions earned on sales of the fund’s Class A shares and $350 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2019, Class C shares were charged $45,269 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2019, Class A and Class C shares were charged $291,656 and $15,090, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2019, Class Z shares were charged $21,295 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $48,815 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $13,476 pursuant to the custody agreement.

During the period ended May 31, 2019, the fund was charged $6,053 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $211,812, Distribution Plan fees $7,939, Shareholder Services Plan fees $53,201, custodian fees $9,541, Chief Compliance Officer fees $4,909 and transfer agency fees $16,866, which are offset against an expense reimbursement currently in effect in the amount of $4,216.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended May 31, 2019, amounted to $169,697,817 and $185,437,834, respectively.

At May 31, 2019, accumulated net unrealized appreciation on investments was $25,687,201, consisting of $34,243,028 gross unrealized appreciation and $8,555,827 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 12-13, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the two-year period when performance was below the Performance Group and Performance Universe medians and the three-year period when performance was one basis point below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until April 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit.

The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Balanced Opportunity Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Y: DBOYX Class Z: DBOZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6000SA0519

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)